Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities	The following table presents the deferred tax assets and liabilities by source:
	December 31
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$11,896,550	$8,940,441
Capitalized research and development costs	2,516,557	-
Other temporary differences	(943)	85,998
Valuation allowance	(14,412,164)	(9,026,439)
Net deferred tax assets	$-	$-